Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 8,225,911	$ 8,026,764
Cost of revenues	(4,834,521)	(4,046,514)
Sales tax	(67,557)	(67,147)
Gross profit	3,323,833	3,913,103
Operating expenses:
Selling expenses	153,213	132,542
General and administrative expenses	797,140	926,786
Research and development expenses	630,752	492,526
Total operating expenses	1,581,105	1,551,854
Income from operations	1,742,728	2,361,249
Other income (expenses):
Government subsidies	129,138	92,832
Interest income	4,459	2,171
Interest (expense)	(59,477)	(53,991)
Other income, net	34,440	58,311
Total other income, net	108,560	92,832
Income before income taxes	1,851,288	2,460,572
Provision for income taxes	(344,586)	(327,384)
Net income	1,506,702	2,133,188
Comprehensive income
Foreign currency translation (loss)	(133,740)	(479,845)
Total comprehensive income	$ 1,372,962	$ 1,653,343
Earnings per share
Basic (in Dollars per share)	$ 0.3	$ 0.43
Weighted average number of shares outstanding
Basic (in Shares)	5,000,000	5,000,000